Summary of Weighted-Average Assumptions (Detail) (2009 Option Plan, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2009 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.65%	1.54%	1.84%
Weighted-average expected lives (years)	4 years 1 month 6 days	4 years	4 years
Volatility	39.86%	40.13%	40.03%
Dividend Yield	0.00%	0.00%	0.00%
Weighted-average grant date fair value (per share)	$ 5.29	$ 6.03	$ 6.44
Value Granted (total)	$ 10,622	$ 6,381	$ 13,395
Number granted in year	2,007,851	1,058,161	2,079,666